SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accrued Expenses and Other Payables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Accrued expenses in respect of deferred income, see f. below	$ 72		$ 95
Employees and employee institutions	195		467
Provision for vacation pay	96		129
Provision for warranty	581		1,072
Accrued royalties and commitments	1,672		1,412
Accrued interest	495		164
Executives	1,178	[1]	1,021	[1]
Sundry	22		22
Total accrued expenses and other payables	$ 4,311		$ 4,382

[1]	Two executives, who are shareholders agreed to defer part of the payment of their compensation. This deferral is included in the amounts above.